Pruco Life Insurance Company	Christopher J. Madin Vice President, Corporate Counsel Pruco Life Insurance Company 280 Trumbull Street Hartford, CT 06103 (860) 534-6087 christopher.madin@prudential.com March 10, 2025

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:    Pruco Life Insurance Company (“Depositor”)
Pruco Life Variable Insurance Account (“Registrant”) (File No. 811-03603)

Dear Commissioners:

Pruco Life Insurance Company (“We”), on behalf of the Registrant, has transmitted (or will transmit) to contract owners the annual reports for the underlying funds for the period ending December 31, 2024.

Fund Company	1940 Act Registration No.
Advanced Series Trust ("AST")	811-05186
The Prudential Series Fund, Inc.	811-03623

We understand that the Fund Companies each have filed or will file their reports with the Commission under separate cover.

If you have any questions regarding this filing, please contact me at (860) 534-6087.

Sincerely,

/s/ Christopher J. Madin
Christopher J. Madin

VIA EDGAR